Income Taxes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income tax expense attributable to:
Federal	$ (3,255,706)	$ (2,509,246)
State, net of federal benefit	(862,690)	(13,452)
Foreign tax rate less than federal rate	(2,645)
Permanent differences	312,525
Restricted stock awards		816,505
Changes in valuation allowance	3,884,440	85,455
Provision to return adjustment	(45,134)
Losses from flow-through entity not subject to tax		1,640,066
Other adjustments	195	(19,328)
Effective income tax expense	$ 30,985